TAX RECEIVABLE	12 Months Ended
Dec. 31, 2011
TAX RECEIVABLE [Text Block]

NOTE 5 – TAX RECEIVABLE

Tax receivable as of December 31, 2011 and 2010 were as follows:

	As of December 31,
	2011	2010
VAT deductable	$3,643,142	$900,740
Other tax payable	(594,317)	(624,102)
Total tax receivable	$3,048,825	$276,638